Fair Values (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of fair value measurement of assets [abstract]
Schedule of Financial Instruments Measured at Fair Value
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.24	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	2,594,477	—	—
Government Securities	1,336,468,161	11,436,616	29,337,636
Corporate Securities	57,153,467	67,266,711	4,392,046
Derivative Financial Instruments	—	4,161,315	—
Other Debt Securities	1,392,979,157	905,077,075	2,351,628
Other Financial Assets	314,343,062	43,423	19,045,139
Loans and Other Financing	—	24,845,169	—
Financial Assets Pledged as Collateral	31,805,950	115,126,452	—
Investments in Equity Instruments	9,621,984	—	32,464,847
Total Assets	3,144,966,258	1,127,956,761	87,591,296
Liabilities
Liabilities at fair value through profit or loss (*)	9,005,522	—	—
Derivative Financial Instruments	—	7,672,255	—
Total Liabilities	9,005,522	7,672,255	—
Total	3,135,960,736	1,120,284,506	87,591,296
(*)They include the operations of obligations for operations with Government Securities of third parties.

Portfolio of Instruments as of 12.31.23	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Government Securities	1,245,382,006	2,030,356	—
Corporate Securities	54,966,212	1,038,406	540,439
Derivative Financial Instruments	44,981	76,804,426	—
Other Debt Securities	23,173,542	23,271,780	—
Other Financial Assets	107,312,374	46,908	—
Financial Assets Pledged as Collateral	78,513,193	—	—
Investments in Equity Instruments	5,900,805	—	15,086,203
Total Assets	1,515,293,113	103,191,876	15,626,642
Liabilities
Liabilities at fair value through profit or loss (*)	107,760,501	—	—
Derivative Financial Instruments	—	26,651,539	—
Total Liabilities	107,760,501	26,651,539	—
Total	1,407,532,612	76,540,337	15,626,642
(*)Include the operations of obligations for operations with Government Securities of third parties.

Summary of Changes in Instruments Included in Fair Value Level 3
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.23	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.24
Government Securities	—	25,384,435	7,052,429	(1,673,561)	3,503,160	(4,928,827)	29,337,636
Corporate Securities	540,439	3,394,123	4,799,804	(3,054,708)	(246,313)	(1,041,299)	4,392,046
Other Debt Securities	—	—	2,259,271	—	92,357	—	2,351,628
Other Financial Assets	—	—	20,858,985	(2,384,898)	571,052	—	19,045,139
Investments in Equity Instruments	15,086,203	—	17,102,204	(4,085,495)	15,157,983	(10,796,048)	32,464,847
Total	15,626,642	28,778,558	52,072,693	(11,198,662)	19,078,239	(16,766,174)	87,591,296
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.

Level 3	12.31.22	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.23
Government Securities	—	5,988,275	2,312,780	(10,856,632)	3,485,860	(930,283)	—
Corporate Securities	4,236,417	4,042,597	21,631,121	(20,775,504)	2,938,629	(11,532,821)	540,439
Investments in Equity Instruments	14,446,855	—	1,750,680	(5,676,623)	22,299,346	(17,734,055)	15,086,203
Total	18,683,272	10,030,872	25,694,581	(37,308,759)	28,723,835	(30,197,159)	15,626,642
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.

Summary of Assets and Liabilities Recorded at Amortized Cost
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.24	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	6,744,840,168	6,744,840,168	6,744,840,168	—	—
Loans and Other Financing	14,363,246,752	14,438,918,642	—	—	14,438,918,642
Other Financial Assets	1,402,948,386	1,421,155,861	1,371,997,694	—	49,158,167
Other Debt Securities	2,180,297,530	2,014,450,028	683,870,212	—	1,330,579,816
Financial Assets Pledged as Collateral	1,337,483,673	1,290,610,111	1,290,610,111	—	—
Liabilities
Deposits	18,634,330,825	18,635,672,511	—	3,111,703,299	15,523,969,212
Repurchase Transactions	389,701,262	389,701,262	389,701,262	—	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	441,780,166	440,770,191	—	11,181	440,759,010
Debt Securities	1,009,506,228	1,006,040,757	1,004,186,145	—	1,854,612
Subordinated Debt Securities	266,114,122	263,546,251	—	—	263,546,251
Other Financial Liabilities	3,562,811,596	3,543,405,982	—	293,015,504	3,250,390,478

Items of Assets/Liabilities as of 12.31.23	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	4,346,311,187	4,346,311,187	4,346,311,187	—	—
Repurchase Transactions	2,548,194,271	2,548,194,271	2,548,194,271	—	—
Loans and Other Financing	6,708,657,840	6,717,719,873	—	—	6,717,719,873
Other Financial Assets	280,485,439	297,387,677	221,389,593	—	75,998,084
Other Debt Securities	4,148,410,233	4,149,343,309	3,506,891,991	57,801,762	584,649,556
Financial Assets Pledged as Collateral	861,261,425	861,386,841	861,386,841	—	—
Liabilities
Deposits	12,429,468,649	12,430,948,423	—	—	12,430,948,423
Repurchase Transactions	50,839,676	50,839,676	—	—	50,839,676
Financing Received from the Argentine Central Bank and Other Financial Institutions	300,794,066	299,955,874	—	—	299,955,874
Debt Securities	201,900,664	198,526,846	164,879,524	—	33,647,322
Subordinated Debt Securities	447,750,094	437,890,437	—	—	437,890,437
Other Financial Liabilities	2,772,848,068	2,771,813,716	—	—	2,771,813,716